Provision for decommissioning costs	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provision for decommissioning costs
20.	Provision for decommissioning costs

	2018	2017
Opening balance	14,143	10,252
Adjustment to provision	4,129	4,166
Transfers related to liabilities held for sale (*)	(1,221)	(117)
Payments made	(481)	(709)
Interest accrued	649	757
Others	51	24
Cumulative translation adjustment	(2,137)	(230)

Closing balance	15,133	14,143

(*)	It includes transfer to held for sale related to campos basin (US$ 850); Rio Grande do Norte (US$ 70) and Lapa (US$ 11), as set out note 10.2.

The estimates for abandonment and dismantling of oil and natural gas producing properties are revised annually at December 31 along with the annual process of oil and gas reserves certification and whenever an indication of significant change in the assumptions used in the estimates occurs.

In 2018, the increase to this provision in the amount of US$ 4,129 primarily reflecting changes in the scope and timing of intermediate abandonments of equipment expected to occur during the useful life of producing fields, as well as higher costs to decommission assets in the near-term. These factors were partially offset by increases in useful lives of certain fields following higher oil prices forecast, lower operational costs estimates and upward review in their production curves.